Other equity interest - Summary of Other Equity Interest (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of Other Equity Interest [Line Items]
Beginning balance	$ 133,386
Ending balance	221,840	$ 7,997	$ 133,386
Financial statements translation differences of foreign operations [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	(61,330)		(89,682)	$ 14,516
Currency translation differences - The company	(24,695)		28,352	(104,198)
Ending balance	(86,025)		(61,330)	(89,682)
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	194,716		66,386	106,898
Evaluation adjustment - The Company	122,514		140,199	(52,549)
Evaluation adjustment - Associates	21,094		22,925	5,093
Evaluation adjustment related tax - The Company	(30,459)		(34,794)	7,016
Disposal of investment accounted for using equity method				(72)
Ending balance	307,865		194,716	66,386
Unearned employee awards [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance				(1,701)
Employee restricted shares - The company				1,701
Other equity interest [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	133,386		(23,296)	119,713
Currency translation differences - The company	(24,695)		28,352	(104,198)
Employee restricted shares - The company				1,701
Evaluation adjustment - The Company	122,514		140,199	(52,549)
Evaluation adjustment - Associates	21,094		22,925	5,093
Evaluation adjustment related tax - The Company	(30,459)		(34,794)	7,016
Disposal of investment accounted for using equity method				(72)
Ending balance	$ 221,840		$ 133,386	$ (23,296)